Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position
The primary underlying risk exposure, gross notional amount and estimated fair value of derivatives held were as follows at:

	Primary Underlying Risk Exposure	December 31,
		2022			2021
		Gross Notional Amount	Estimated Fair Value		Gross Notional Amount	Estimated Fair Value
			Assets	Liabilities		Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency swaps	Foreign currency exchange rate	$ 164	$ 19	$ —	$ 125	$ 7	$ 1
Total qualifying hedges		164	19	—	125	7	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate caps	Interest rate	800	12	—	800	2	—
Foreign currency swaps	Foreign currency exchange rate	16	4	—	16	4	—
Equity index options	Equity market	2,761	171	72	2,576	268	137
Equity total return swaps	Equity market	2,392	59	35	2,089	61	3
Total non-designated or non-qualifying derivatives		5,969	246	107	5,481	335	140
Embedded derivatives:
Ceded guaranteed minimum income benefits	Other	N/A	255	—	N/A	351	—
Direct guaranteed minimum benefits	Other	N/A	—	(21)	N/A	—	(30)
Direct index-linked annuities	Other	N/A	—	529	N/A	—	792
Total embedded derivatives	Other	N/A	255	508	N/A	351	762
Total		$ 6,133	$ 520	$ 615	$ 5,606	$ 693	$ 903

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items reported in net derivative gains (losses) were as follows:

	Year Ended December 31, 2022
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 2	$ 12
Total cash flow hedges	—	—	2	12
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	10	—	—	—
Foreign currency exchange rate	1	(1)	—	—
Equit y market	(426)	—	—	—
Embedded	279	—	—	—
Total non-qualifying hedges	(136)	(1)	—	—
Total	$ (136)	$ (1)	$ 2	$ 12

	Year Ended December 31, 2021
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ 6
Total cash flow hedges	—	—	1	6
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	1	—	—	—
Foreign currency exchange rate	—	—	—	—
Equity market	368	—	—	—
Embedded	(445)	—	—	—
Total non-qualifying hedges	(76)	—	—	—
Total	$ (76)	$ —	$ 1	$ 6
	Year Ended December 31, 2020
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ (5)
Total cash flow hedges	—	—	1	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	(1)	—	—	—
Foreign currency exchange rate	1	—	—	—
Equity market	195	—	—	—
Embedded	(66)	—	—	—
Total non-qualifying hedges	129	—	—	—
Total	$ 129	$ —	$ 1	$ (5)

Derivative Instruments, Gain (Loss)
The amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items reported in net derivative gains (losses) were as follows:

	Year Ended December 31, 2022
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 2	$ 12
Total cash flow hedges	—	—	2	12
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	10	—	—	—
Foreign currency exchange rate	1	(1)	—	—
Equit y market	(426)	—	—	—
Embedded	279	—	—	—
Total non-qualifying hedges	(136)	(1)	—	—
Total	$ (136)	$ (1)	$ 2	$ 12

	Year Ended December 31, 2021
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ 6
Total cash flow hedges	—	—	1	6
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	1	—	—	—
Foreign currency exchange rate	—	—	—	—
Equity market	368	—	—	—
Embedded	(445)	—	—	—
Total non-qualifying hedges	(76)	—	—	—
Total	$ (76)	$ —	$ 1	$ 6

	Year Ended December 31, 2020
	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Net Investment Income	Amount of Gains (Losses) Deferred in AOCI
	(In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate	$ —	$ —	$ 1	$ (5)
Total cash flow hedges	—	—	1	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate	(1)	—	—	—
Foreign currency exchange rate	1	—	—	—
Equity market	195	—	—	—
Embedded	(66)	—	—	—
Total non-qualifying hedges	129	—	—	—
Total	$ 129	$ —	$ 1	$ (5)

Estimated Fair Value of Derivative Assets after Master Netting Agreements and Cash Collateral
The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

Gross Amounts Not Offset on the Balance Sheets
	Gross Amount Recognized	Financial Instruments (1)	Collateral Received/Pledged (2)	Net Amount	Securities Collateral Received/Pledged (3)	Net Amount After Securities Collateral
(In millions)
December 31, 2022
Derivative assets	$ 260	$ (65)	$ (189)	$ 6	$ (5)	$ 1
Derivative liabilities	$ 111	$ (65)	$ —	$ 46	$ (45)	$ 1
December 31, 2021
Derivative assets	$ 342	$ (33)	$ (305)	$ 4	$ (3)	$ 1
Derivative liabilities	$ 141	$ (33)	$ —	$ 108	$ (108)	$ —
(
1
)
Represents amounts subject to an enforceable master netting agreement or similar agreement.
(2)
The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)
Securities collateral received from counterparties is not reported on the balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.

Estimated Fair Value of Derivative Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

Gross Amounts Not Offset on the Balance Sheets
	Gross Amount Recognized	Financial Instruments (1)	Collateral Received/Pledged (2)	Net Amount	Securities Collateral Received/Pledged (3)	Net Amount After Securities Collateral
(In millions)
December 31, 2022
Derivative assets	$ 260	$ (65)	$ (189)	$ 6	$ (5)	$ 1
Derivative liabilities	$ 111	$ (65)	$ —	$ 46	$ (45)	$ 1
December 31, 2021
Derivative assets	$ 342	$ (33)	$ (305)	$ 4	$ (3)	$ 1
Derivative liabilities	$ 141	$ (33)	$ —	$ 108	$ (108)	$ —
(
1
)
Represents amounts subject to an enforceable master netting agreement or similar agreement.
(2)
The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.
(3)
Securities collateral received from counterparties is not reported on the balance sheets and may not be sold or re-pledged unless the counterparty is in default. Amounts do not include excess of collateral pledged or received.

Schedule of Derivative Instruments
The aggregate estimated fair values of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments were as follows at:

	December 31,
	2022	2021
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$ 46	$ 108
Estimated Fair Value of Collateral Provided (2):
Fixed maturity securities	$ 235	$ 162
(1)
After taking into consideration the existence of netting agreements.
(2)
Substantially all of the Company’s collateral arrangements provide for daily posting of collateral for the full value of the derivative contract. As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately. Additionally, the Company is required to pledge initial margin for certain new OTC-bilateral derivative transactions to third-party custodians.